Balance Sheet Components- Schedule of Allowance For Doubtful Accounts (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 1.4	$ 13.5	$ 13.5
Write offs			(6.5)
Reversal of allowance for doubtful accounts	(0.8)	$ (1.6)	(5.5)	$ 11.6	$ 2.5
Foreign currency translation	0.2		(0.1)
Ending balance	$ 0.8		$ 1.4	$ 13.5